S000051381 [Member] Investment Strategy - AMG River Road Focused Absolute Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund principally invests in a portfolio of equity securities of U.S. and non-U.S. companies and may invest in securities of all market capitalizations. Under normal conditions, the Fund intends to invest its assets in the equity securities of a limited number of issuers. In pursuing its investment strategy, the Fund will primarily invest in common stocks, real estate investment trusts (“REITs”) and publicly traded partnerships (“PTPs”), including, but not limited to, master limited partnerships (“MLPs”). The Fund may invest in non U.S. companies through depositary receipts or by directly investing in securities listed on foreign exchanges.
The investment philosophy of River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), is based upon its proprietary Absolute Value® approach, which seeks to generate attractive, sustainable returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value® approach is a systematic method for assessing the ‘risk-to-reward’ characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). The Subadviser combines a stock’s conviction rating with its discount to value in an effort to determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.
In managing the Fund, the Subadviser employs an all-cap strategy that focuses on a limited number of securities representing the Subadviser’s “best ideas” across all of its core strategies. These “best ideas” are the result of the Subadviser’s risk/reward assessment, which is based on the Subadviser’s conviction about a company and opinion about the company’s discount to valuation.
To seek to manage risk, the Subadviser employs a structured sell discipline.
The Subadviser’s investment strategy is highly opportunistic and may result in high portfolio turnover.
The Fund is classified as non-diversified.